[logo] WM
       GROUPofFUNDS

                             STRATEGIC ASSET
                             MANAGEMENT PORTFOLIOS

[graphic omitted]

                                             -----------------------------------
                                                    THE DIFFERENCE IS EXPERIENCE
                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                             for the period ended April 30, 2001

WM STRATEGIC ASSET
MANAGEMENT PORTFOLIOS

strategic growth portfolio

conservative growth portfolio

balanced portfolio

conservative balanced portfolio

flexible income portfolio


CONTENTS

message from the president ...........................................       1
statements of assets and liabilities .................................       2
statements of operations .............................................       3
statements of changes in net assets ..................................       4
statements of changes in net
assets - capital stock activity ......................................       6
financial highlights .................................................       8
portfolio of investments .............................................      12
notes to financial statements ........................................      15
(unaudited)

[Photo of William G. Papesh]

DEAR SHAREHOLDER,

During the six months ended April 30, 2001, U.S. equity markets continued their drastic swings in what turned out to be one of the most volatile periods in recent history. An economic slowdown, coupled with reductions in estimates for corporate profits and multiple layoff announcements, added fuel to the fire throughout the early part of 2001. In an effort to stimulate growth and avoid a prolonged economic slowdown, the Federal Reserve embarked upon an aggressive policy of easing short-term interest rates. Although the markets initially reacted favorably to these lower rates, the volatility persisted, particularly in the technology sector where expectations are for weaker earnings in the coming quarters. Many "dot com" darlings of the late 1990s continued to lose significant value, and despite closing on a strong note, many of these stocks dragged the market down for the period as a whole.

Looking back over the past six months, the equity markets certainly seemed more volatile than we can remember. The frequency of daily percentage moves in market indices increased significantly in 2000 and is running even higher thus far in 2001. Therefore, it's essential to rely on basic investment principles to combat today's market volatility.

While this volatility has likely tested the resolve of many investors, it has underscored the importance of patience, discipline, asset allocation, and professional investment management. Investors who have maintained a long-term perspective and properly allocated and diversified their portfolios have been able to reduce the effects of volatility and stay on course. Diversification and asset allocation are time-tested strategies that have proven to overcome periods of short-term uncertainty and volatility.

When we launched our first mutual fund in 1939, it was among the first 50 funds in the U.S. and provided a diversified pool of both bond and stock securities. The effect of "pooling" multiple securities together significantly reduced the investment risk for our first shareholders. While the mutual fund industry has grown and evolved since then, the same basic tenet of diversification still holds true today. These benefits are especially evident during periods of heightened market volatility. We all know that bear markets can be painful in the short term, but they are an inevitable part of investing. Since 1939, we have experienced 13 significant market downturns. They have occurred about once every five years and each has lasted about 10 months on average.1 Although these bear markets have experienced an average decline of 20%, each has been followed by a prolonged market recovery, emphasizing the importance of staying invested for the long term.

Lately, it seems many investors have been increasingly focused on finding the next "hot" stock or fund to add to their portfolios. However, it's important to realize that the key to investment success is your overall asset allocation -- the degree in which your entire portfolio is invested among various asset classes. This is also precisely where the advice of your Investment Representative can be best utilized. He or she can help you match your needs and goals with the appropriate investment products, as well as review your current investments to ensure that you are on track to meet your long-term goals.

At the WM GROUP OF FUNDS, we have developed a full array of investment products built on the foundation of diversification and asset allocation. With a wide range of equity and fixed-income funds, as well as our profes-sionally managed and actively allocated STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS, we are confident that there is a solution to meet your long-term investment needs. We suggest that you meet with your Investment Representative regularly to ensure that you have an appropriate mix of asset classes that can help you manage risk and potentially reduce the effects of volatility on your investment portfolio.

Thank you for your continued support and confidence in the WM GROUP OF FUNDS.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

1 Source: Ibbotson Associates. Represents S&P 500 data from January 1939 - April 2001.

STATEMENTS of ASSETS and LIABILITIES

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

APRIL 30, 2001 (UNAUDITED)

                                              STRATEGIC       CONSERVATIVE                         CONSERVATIVE         FLEXIBLE
                                               GROWTH           GROWTH            BALANCED           BALANCED            INCOME
                                              PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO           PORTFOLIO
                                              ---------        ---------          ---------         ---------           ---------
ASSETS:
Investments, at value
  (See portfolio of investments) (a) .....   $544,621,043     $974,605,144     $1,006,219,808     $    27,952,684     $225,267,622
Cash .....................................          1,720              579                954                 250            1,734
Interest receivable ......................            235              268                938                  72              148
Receivable for Portfolio shares sold .....      4,533,031        4,756,869          5,826,207             369,029        1,336,429
Unamortized organization costs ...........          2,306            2,306              2,306               2,306            2,306
Prepaid expenses .........................          2,438            7,435              7,411                 193            2,087
                                             ------------     ------------     --------------     ---------------     ------------
 Total Assets ............................    549,160,773      979,372,601         1,012,057,      624 28,324,534      226,610,326
                                             ------------     ------------     --------------     ---------------     ------------

LIABILITIES:
Payable for Portfolio shares redeemed ....        517,668        1,717,107          2,146,425              20,867        2,991,417
Payable for investment securities
   purchased .............................        740,000        1,021,000          3,000,000                --               --
Investment advisory fee payable ..........        272,759          495,213            512,514              13,813          116,723
Shareholder servicing and distribution
  fees payable ...........................        333,478          567,439            561,383              16,801          109,609
Dividends payable ........................           --               --               29,847               4,843            3,523
Accrued legal and audit fees .............          4,908            6,419              6,426               4,183            3,883
Accrued expenses and other payables ......         68,847           98,406            103,520               1,099           26,858
                                             ------------     ------------     --------------     ---------------     ------------
      Total Liabilities ..................      1,937,660        3,905,584          6,360,115              61,606        3,252,013
                                             ------------     ------------     --------------     ---------------     ------------
NET ASSETS ...............................   $547,223,113     $975,467,017     $1,005,697,509     $    28,262,928     $223,358,313
                                             ============     ============     ==============     ===============     ============
(a) Investments, at cost .................   $562,875,302     $950,757,174     $  994,617,368     $    28,535,248     $226,640,307
                                             ============     ============     ==============     ===============     ============
NET ASSETS CONSIST OF:
Distributions in excess of net investment
   income ................................   $(16,060,409)    $(20,495,592)    $  (14,900,416)    $      (152,184)    $   (976,766)
Accumulated net realized gain/
  (distributions in excess of net
  realized gain) on investments sold .....     33,437,221       41,492,431         16,929,980             (59,445)        (927,903)
Net unrealized appreciation/(depreciation)
  of investments .........................    (18,254,259)      23,847,970         11,602,440            (582,564)      (1,372,685)
Paid-in capital ..........................    548,100,560      930,622,208        992,065,505          29,057,121      226,635,667
                                             ------------     ------------     --------------     ---------------     ------------
         Total Net Assets ................   $547,223,113     $975,467,017     $1,005,697,509     $    28,262,928     $223,358,313
                                             ============     ============     ==============     ===============     ============
NET ASSETS:
Class A Shares ...........................   $151,132,246     $329,703,174     $  387,910,439     $     7,575,221     $113,600,044
                                             ============     ============     ==============     ===============     ============

Class B Shares ...........................   $396,090,867     $645,763,843     $  617,787,070     $    20,687,707     $109,758,269
                                             ============     ============     ==============     ===============     ============
SHARES OUTSTANDING:
Class A Shares ...........................     10,070,744       24,035,754         31,521,948             781,831       10,571,379
                                             ============     ============     ==============     ===============     ============

Class B Shares ...........................     26,942,568       48,129,834         50,252,990           2,135,158       10,213,863
                                             ============     ============     ==============     ===============     ============
CLASS A SHARES:
Net asset value per share of beneficial
  interest outstanding* ..................   $      15.01     $      13.72     $        12.31     $          9.69     $      10.75
                                             ============     ============     ==============     ===============     ============

 Maximum sales charge ....................           5.50%            5.50%              5.50%               5.50%            4.50%
                                             ============     ============     ==============     ===============     ============
Maximum offering price per share of
  beneficial interest outstanding ........   $      15.88     $      14.52     $        13.03     $         10.25     $      11.26
                                             ============     ============     ==============     ===============     ============
CLASS B SHARES:
Net asset value and offering price
  per share of beneficial interest
  outstanding* ...........................   $      14.70     $      13.42     $        12.29     $          9.69     $      10.75
                                             ============     ============     ==============     ===============     ============
------------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                           STRATEGIC    CONSERVATIVE                  CONSERVATIVE   FLEXIBLE
                                                             GROWTH        GROWTH         BALANCED      BALANCED      INCOME
                                                            PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                            ---------     ---------       ---------     ---------    ---------
INVESTMENT INCOME:
Dividends..............................................   $ 4,066,375   $  12,202,072   $ 17,613,970  $   474,080  $  5,956,706
Interest...............................................        46,589          45,820         50,540       13,992        37,053
                                                          -----------   -------------   ------------  -----------  ------------
    Total investment income............................     4,112,964      12,247,892     17,664,510      488,072     5,993,759
                                                          -----------   -------------   ------------  -----------  ------------
EXPENSES:
Investment advisory fee................................     1,643,327       3,018,787      3,054,670       63,969       673,519
Custodian fees.........................................         1,250           1,141          2,184        1,295         1,396
Legal and audit fees...................................        14,063          16,452         16,135        7,752        10,926
Amortization of organization costs.....................         3,565           3,565          3,565        3,565         3,565
Registration and filing fees...........................        36,230          50,541         52,012       12,113        13,460
Other..................................................       136,357         208,138        203,525        4,615        48,264
Shareholder servicing and distribution fees:
  Class A Shares.......................................       173,956         405,242        467,630        7,400       148,935
  Class B Shares.......................................     1,832,370       3,023,320      2,828,974       68,814       440,442
Transfer agent fees:
  Class A Shares.......................................        57,098          96,176        110,036        2,651        46,653
  Class B Shares.......................................       160,461         191,199        171,170        4,618        26,849
                                                          -----------   -------------   ------------  -----------  ------------
    Total expenses.....................................     4,058,677       7,014,561      6,909,901      176,792     1,414,009
Fees reduced by credits allowed by the custodian.......          (123)            (14)          (125)         (57)           (7)
                                                          -----------   -------------   ------------  -----------  ------------
    Net expenses.......................................     4,058,554       7,014,547      6,909,776      176,735     1,414,002
                                                          -----------   -------------   ------------  -----------  ------------
NET INVESTMENT INCOME..................................        54,410       5,233,345     10,754,734      311,337     4,579,757
                                                          -----------   -------------   ------------  -----------  ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions...........    (2,661,786)    (12,383,637)   (18,546,521)       --       (1,317,078)
Capital gain distributions received....................    37,232,555      57,302,422     41,750,496      453,207     3,319,374
Net change in unrealized appreciation of investments...   (74,060,827)   (107,943,967)   (63,912,732)    (648,327)   (3,078,752)
                                                          -----------   -------------   ------------  -----------  ------------
Net realized and unrealized loss  on investments.......   (39,490,058)    (63,025,182)   (40,708,757)    (195,120)   (1,076,456)
                                                          -----------   -------------   ------------  -----------  ------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................  $(39,435,648)  $ (57,791,837)  $(29,954,023) $   116,217  $  3,503,301
                                                         ============   =============   ============  ===========  ============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET Assets

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                          STRATEGIC   CONSERVATIVE                   CONSERVATIVE    FLEXIBLE
                                                           GROWTH        GROWTH         BALANCED       BALANCED       INCOME
                                                          PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                          ---------     ---------       ---------      ---------     ---------
Net investment income................................   $     54,410  $   5,233,345   $   10,754,734  $   311,337  $   4,579,757
Net realized loss on investment transactions.........     (2,661,786)   (12,383,637)     (18,546,521)       --        (1,317,078)
Capital gain distributions received..................     37,232,555     57,302,422       41,750,496      453,207      3,319,374
Net change in unrealized appreciation of investment
  transactions ......................................    (74,060,827)  (107,943,967)     (63,912,732)    (648,327)    (3,078,752)
                                                        ------------  -------------   --------------  -----------  -------------
Net increase/(decrease) in net assets resulting
  from operations                                        (39,435,648)   (57,791,837)     (29,954,023)     116,217      3,503,301
Distributions to shareholders from:
  Net investment income:
    Class A Shares...................................         --         (3,354,125)      (5,576,112)    (112,719)    (2,908,925)
    Class B Shares...................................         --         (3,119,917)      (5,929,923)    (207,195)    (1,748,997)
  Distributions in excess of net investment income:
    Class A Shares...................................     (4,175,353)    (7,153,450)      (5,930,745)     (45,771)      (561,580)
    Class B Shares...................................     (9,187,081)   (13,342,142)      (8,969,671)    (106,413)      (415,186)
  Net realized gains on investments:
    Class A Shares...................................     (3,223,192)    (9,986,064)     (13,421,405)       --        (2,198,859)
    Class B Shares...................................     (8,638,574)   (18,549,077)     (19,452,119)       --        (1,395,903)
Net increase/(decrease) in net assets
  from Portfolio share transactions:
    Class A Shares...................................     26,773,513     28,441,741       32,715,517    3,157,335    (12,255,645)
    Class B Shares...................................     78,958,509    114,176,382      120,712,276    9,957,932     34,715,802
                                                        ------------  -------------   --------------  -----------  -------------
Net increase in net assets...........................     41,072,174     29,321,511       64,193,795   12,759,386     16,734,008
NET ASSETS:
Beginning of period..................................    506,150,939    946,145,506      941,503,714   15,503,542    206,624,305
                                                        ------------  -------------   --------------  -----------  -------------
End of period........................................   $547,223,113  $ 975,467,017   $1,005,697,509  $28,262,928  $ 223,358,313
                                                        ------------  -------------   --------------  -----------  -------------
Distributions in excess of net investment
  income at end of period............................   $(16,060,409) $ (20,495,592)  $  (14,900,416) $  (152,184) $    (976,766)
                                                        ============  =============   ==============  ===========  =============

See Notes to Financial Statements.

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE YEAR ENDED OCTOBER 31, 2000

                                                          Strategic     Conservative                 Conservative    Flexible
                                                            Growth         Growth        Balanced      Balanced       Income
                                                           Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                           ---------      ---------      ---------     ---------     ---------
Net investment income/(loss).........................  $  (2,718,853) $   2,479,962    $ 12,996,883   $   818,819  $  8,870,458
Net realized gain/(loss) on investment transactions..      4,562,625     13,895,538      18,918,838      (466,316)     (519,511)
Capital gain distributions received..................     14,956,979     28,436,281      20,672,848         --        3,228,614
Net change in unrealized appreciation of investment
  transactions.......................................     24,378,205     50,746,045      35,735,887       453,847     6,154,063
                                                       -------------  -------------    ------------   -----------  ------------
Net increase in net assets resulting from operations.     41,178,956     95,557,826      88,324,456       806,350    17,733,624
Distributions to shareholders from:
  Net investment income:
    Class A Shares...................................     (2,624,422)    (8,011,730)    (13,955,996)     (314,067)   (8,075,270)
    Class B Shares...................................     (2,558,634)    (8,281,856)     (9,869,434)     (508,336)   (2,557,606)
  Distributions in excess of net investment income:
    Class A Shares...................................       (224,503)         --              --            --            --
    Class B Shares...................................     (2,527,882)      (605,423)          --            --            --
  Net realized gains on investments:
    Class A Shares...................................        --               --              --           (8,180)     (531,697)
    Class B Shares...................................        --               --              --          (14,457)     (146,967)
  Distributions in excess of net realized gains
    on investments:
    Class A Shares...................................        --               --              --               (71)       --
    Class B Shares...................................        --               --              --              (136)       --
Net increase/(decrease) in net assets
  from Portfolio share transactions:
    Class A Shares...................................     54,570,243     53,058,426      21,654,910    (2,725,942)  (69,803,458)
    Class B Shares...................................    213,136,971    300,867,781     284,272,158    (2,471,135)   28,780,479
                                                       -------------  -------------    ------------   -----------  ------------
Net increase/(decrease) in net assets................    300,950,729    432,585,024     370,426,094    (5,235,974)  (34,600,895)

NET ASSETS:
Beginning of year....................................    205,200,210    513,560,482     571,077,620    20,739,516   241,225,200
                                                       -------------  -------------    ------------   -----------  ------------
End of year..........................................  $ 506,150,939  $ 946,145,506    $941,503,714   $15,503,542  $206,624,305
                                                       =============  =============    ============   ===========  ============
Undistributed net investment income/
  (accumulated net investment loss) at end of year...  $  (2,752,385) $   1,240,697    $    751,301   $     8,577  $     78,165
                                                       =============  =============    ============   ===========  ============

See Notes to Financial Statements.

STATEMENTS of CHANGES in NET Assets -- CAPITAL Stock ACTIVITY

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                      STRATEGIC GROWTH PORTFOLIO    CONSERVATIVE GROWTH PORTFOLIO      BALANCED PORTFOLIO
                                      ---------------------------   -----------------------------   -------------------------
                                       SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                          ENDED                          ENDED                          ENDED
                                        04/30/01      YEAR ENDED       04/30/01    YEAR ENDED       04/30/01     YEAR ENDED
                                       (UNAUDITED)     10/31/00       (UNAUDITED)   10/31/00        (UNAUDITED)   10/31/00
                                       -----------    ----------    ------------   --------------   -----------  ------------
AMOUNT
CLASS A:
  Sold................................$ 34,974,187  $101,029,748    $ 42,933,352  $121,876,779     $ 54,581,757  $105,244,967
  Issued as reinvestment of dividends.   7,304,588     2,834,731      20,154,130     7,912,089       24,487,791    13,665,574
  Redeemed............................ (15,505,262)  (49,294,236)    (34,645,741)  (76,730,442)     (46,354,031)  (97,255,631)
                                      ------------  ------------    ------------  ------------     ------------  ------------
  Net increase........................$ 26,773,513  $  54,570,243   $ 28,441,741   $53,058,426     $ 32,715,517  $ 21,654,910
                                      ============  ============    ============  ============     ============  ============
CLASS B:
  Sold................................$ 98,831,329  $238,599,495    $141,469,595  $349,476,647     $151,029,410  $334,704,351
  Issued as reinvestment of dividends.  17,505,367     4,982,680      34,512,842     8,706,458       33,700,581     9,662,928
  Redeemed............................ (37,378,187)  (30,445,204)    (61,806,055)  (57,315,324)     (64,017,715)  (60,095,121)
                                      ------------  ------------    ------------  ------------     ------------  ------------
  Net increase........................$ 78,958,509  $213,136,971    $114,176,382  $300,867,781     $120,712,276  $284,272,158
                                      ============  ============    ============  ============     ============  ============
SHARES
  CLASS A:
  Sold................................   2,316,054     5,888,344       3,091,803     7,869,558        4,401,005     7,847,946
  Issued as reinvestment of dividends.     484,948       171,802       1,459,207       529,945        1,947,328     1,019,544
  Redeemed............................  (1,041,516)   (2,859,417)     (2,531,057)   (4,977,871)      (3,733,230)   (7,266,399)
                                      ------------  ------------    ------------  ------------     ------------  ------------
  Net increase........................   1,759,486     3,200,729       2,019,953     3,421,632        2,615,103     1,601,091
                                      ============  ============    ============  ============     ============  ============

 CLASS B:
  Sold................................   6,614,976    14,179,332      10,372,806    23,062,896       12,130,937    24,930,781
  Issued as reinvestment of dividends.   1,181,375       306,626       2,543,217       593,079        2,682,106       720,955
  Redeemed............................  (2,581,522)   (1,822,664)     (4,621,693)   (3,791,039)      (5,179,760)   (4,479,167)
                                      ------------  ------------    ------------  ------------     ------------  ------------
  Net increase........................   5,214,829    12,663,294       8,294,330    19,864,936        9,633,283    21,172,569
                                      ============  ============    ============  ============     ============  ============


                                          CONSERVATIVE BALANCED
                                                PORTFOLIO            FLEXIBLE INCOME PORTFOLIO
                                       -------------------------    --------------------------
                                       SIX MONTHS                    SIX MONTHS
                                          ENDED                         ENDED
                                        04/30/01      YEAR ENDED      04/30/01      YEAR ENDED
                                       (UNAUDITED)     10/31/00      (UNAUDITED)     10/31/00
                                       -----------    ----------    ------------   -----------
AMOUNT
 CLASS A:
  Sold................................$  3,906,699   $  1,514,707   $  6,599,131  $  9,997,438
  Issued as reinvestment of dividends.     126,733        194,422      5,437,301     8,263,296
  Redeemed............................    (876,097)    (4,435,071)   (24,292,077)  (88,064,192)
                                      ------------   ------------   ------------  ------------
  Net increase/(decrease).............$  3,157,335   $ (2,725,942)  $(12,255,645) $(69,803,458)
                                      ============   ============   ============  ============
 CLASS B:
  Sold................................$ 12,589,309   $  5,689,632   $ 48,880,057  $ 44,960,620
  Issued as reinvestment of dividends.     286,500        434,981      3,319,470     2,515,173
  Redeemed............................  (2,917,877)    (8,595,748)   (17,483,725)  (18,695,314)
                                      ------------   ------------   ------------  ------------
  Net increase/(decrease).............$  9,957,932   $ (2,471,135)  $ 34,715,802  $ 28,780,479
                                      ============   ============   ============  ============
SHARES
 CLASS A:
  Sold................................     401,288        151,787        612,646       914,318
  Issued as reinvestment of dividends.      13,076         19,697        504,162       755,118
  Redeemed............................     (90,108)      (447,969)    (2,244,732)   (8,062,541)
                                      ------------   ------------   ------------  ------------
  Net increase/(decrease).............     324,256       (276,485)    (1,127,924)   (6,393,105)
                                      ============   ============   ============  ============

 CLASS B:
  Sold................................   1,308,827        574,388      4,540,961     4,105,476
  Issued as reinvestment of dividends.      29,565         44,064        307,893       229,412
  Redeemed............................    (302,330)      (871,718)    (1,618,514)   (1,708,836)
                                      ------------   ------------   ------------  ------------
  Net increase/(decrease).............   1,036,062       (253,266)     3,230,340     2,626,052
                                      ============   ============   ============  ============

See Notes to Financial Statements.

                      This page left blank intentionally.

FINANCIAL Highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
                                      ------------------------------------------   ------------------------------------------------
                                                                                                 DISTRI-
                                                      NET REALIZED                               BUTIONS   DISTRIBUTIONS
                            NET                            AND                     DIVIDENDS    IN EXCESS      FROM
                        ASSET VALUE,       NET          UNREALIZED    TOTAL FROM    FROM NET      OF NET    NET REALIZED     TOTAL
                         BEGINNING      INVESTMENT    GAIN/(LOSS) ON  INVESTMENT   INVESTMENT   INVESTMENT    CAPITAL        DISTRI-
                         OF PERIOD     INCOME/(LOSS)    INVESTMENTS   OPERATIONS     INCOME       INCOME       GAINS         BUTIONS
--------------------     ---------     -------------    -----------   ----------     -------      -------    ----------      -------
STRATEGIC GROWTH PORTFOLIO
CLASS A
04/30/01 (unaudited)       $17.11       $ 0.04(6)          $(1.29)      $(1.25)      $ --         $(0.47)      $(0.38)       $(0.85)
10/31/00                    14.61        (0.04)(6)           3.07         3.03        (0.49)       (0.04)        --           (0.53)
10/31/99                    11.67        (0.03)(6)           4.36         4.33        (0.22)       (0.19)       (0.98)        (1.39)
10/31/98(4)                 12.66        (0.02)(6)          (0.97)       (0.99)        --           --           --            --
06/30/98                    11.26         0.00(6)(7)         2.12         2.12         --          (0.68)       (0.04)        (0.72)
06/30/97(5)                 10.00        (0.02)(6)           1.90         1.88         --          (0.62)       (0.00)(7)     (0.62)

CLASS B
04/30/01 (unaudited)        16.75        (0.01)(6)          (1.27)       (1.28)        --          (0.39)       (0.38)        (0.77)
10/31/00                    14.40        (0.16)(6)           3.02         2.86        (0.26)       (0.25)        --           (0.51)
10/31/99                    11.52        (0.13)(6)           4.31         4.18        (0.13)       (0.19)       (0.98)        (1.30)
10/31/98(4)                 12.53        (0.05)(6)          (0.96)       (1.01)        --           --           --            --
06/30/98                    11.19        (0.09)(6)           2.11         2.02         --          (0.64)       (0.04)        (0.68)
06/30/97(5)                 10.00        (0.10)(6)           1.90         1.80         --          (0.61)       (0.00)(7)     (0.61)

CONSERVATIVE GROWTH PORTFOLIO
CLASS A
04/30/01 (unaudited)       $15.52       $ 0.11(6)          $(1.00)      $(0.89)      $(0.16)      $(0.30)      $(0.45)       $(0.91)
10/31/00                    13.43         0.12(6)            2.40         2.52        (0.43)        --           --           (0.43)
10/31/99                    10.97         0.06(6)            3.70         3.76        (0.20)       (0.22)       (0.88)        (1.30)
10/31/98(4)                 11.84         0.01              (0.88)       (0.87)        --           --           --            --
06/30/98                    10.86         0.13(6)            1.42         1.55        (0.09)       (0.42)       (0.06)        (0.57)
06/30/97(5)                 10.00         0.08(6)            1.32         1.40        (0.08)       (0.46)        --           (0.54)

CLASS B
04/30/01 (unaudited)        15.17         0.06(6)           (0.98)       (0.92)       (0.08)       (0.30)       (0.45)        (0.83)
10/31/00                    13.21         0.00(6)(7)         2.37         2.37        (0.38)       (0.03)        --           (0.41)
10/31/99                    10.85        (0.03)(6)           3.61         3.58        (0.13)       (0.21)       (0.88)        (1.22)
10/31/98(4)                 11.74        (0.03)             (0.86)       (0.89)        --           --           --            --
06/30/98                    10.80         0.04(6)            1.43         1.47        (0.08)       (0.39)       (0.06)        (0.53)
06/30/97(5)                 10.00         0.01(6)            1.31         1.32        (0.01)       (0.51)        --           (0.52)

BALANCED PORTFOLIO
CLASS A
04/30/01 (unaudited)       $13.55       $ 0.17(6)          $(0.56)      $(0.39)      $(0.18)      $(0.20)      $(0.47)       $(0.85)
10/31/00                    12.22         0.28(6)            1.53         1.81        (0.48)        --           --           (0.48)
10/31/99                    11.02         0.19(6)            2.39         2.58        (0.35)       (0.09)       (0.94)        (1.38)
10/31/98(4)                 11.63         0.05              (0.61)       (0.56)       (0.05)        --           --           (0.05)
06/30/98                    10.95         0.22               1.25         1.47        (0.23)       (0.45)       (0.11)        (0.79)
06/30/97(5)                 10.00         0.20(6)            1.27         1.47        (0.20)       (0.32)       (0.00)(7)     (0.52)

CLASS B
04/30/01 (unaudited)        13.54         0.12(6)           (0.57)       (0.45)       (0.13)       (0.20)       (0.47)        (0.80)
10/31/00                    12.21         0.18(6)            1.55         1.73        (0.40)        --           --           (0.40)
10/31/99                    11.02         0.11(6)            2.38         2.49        (0.27)       (0.09)       (0.94)        (1.30)
10/31/98(4)                 11.63         0.02              (0.61)       (0.59)       (0.02)        --           --           (0.02)
06/30/98                    10.95         0.17               1.22         1.39        (0.20)       (0.40)       (0.11)        (0.71)
06/30/97(5)                 10.00         0.14(6)            1.25         1.39        (0.14)       (0.30)       (0.00)(7)     (0.44)

See Notes to Financial Statements.

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------------------------
                                                                                                                      RATIO OF
                                                                                                                     OPERATING
                                                                                                                     EXPENSES TO
                                                                                                                       AVERAGE
                                                                                                                      NET ASSET
                                                                                                                     WITHOUT FEE
                                                                                                                      WAIVERS,
                                                                                                                      EXPENSES
                                                             RATIO OF               RATIO OF                         REIMBURSED
                                                             OPERATING           NET INVESTMENT                      AND/OR FEES
      NET                                NET ASSETS,        EXPENSES TO          INCOME/(LOSS) TO      PORTFOLIO  REDUCED BY CREDITS
  ASSET VALUE,                          END OF PERIOD        AVERAGE NET            AVERAGE NET         TURNOVER    ALLOWED BY THE
 END OF PERIOD     TOTAL RETURN(1)        (IN 000'S)         ASSETS(2)(3)             ASSETS              RATE       CUSTODIAN(2)
 -------------     ---------------        ----------         ------------             ------              ----       ------------


$   15.01               (7.22)%            $151,132            1.06%(9)               0.57%(9)              1%        1.06%(9)
    17.11               20.84%              142,241            1.06%                 (0.21)%               15%        1.06%
    14.61               39.55%               74,678            1.07%                 (0.21)%               20%        1.09%
    11.67               (7.82)%              19,690            0.95%(9)              (0.53)%(9)            10%        1.13%(9)
    12.66               20.11%               18,330            0.94%                  0.01%                23%        1.08%
    11.26               19.33%               14,253            0.90%(9)              (0.19)%(9)            33%        1.45%(9)


    14.70               (7.63)%             396,091            1.81%(9)              (0.18)%(9)             1%        1.81%(9)
    16.75               19.95%              363,910            1.81%                 (0.96)%               15%        1.81%
    14.40               38.60%              130,522            1.83%                 (0.97)%               20%        1.85%
    11.52               (8.06)%              51,752            1.70%(9)              (1.28)%(9)            10%        1.88%(9)
    12.53               19.24%               51,173            1.68%                 (0.74)%               23%        1.83%
    11.19               18.48%               35,802            1.65%(9)              (0.94)%(9)            33%        2.20%(9)



$   13.72               (5.66)%            $329,703            1.02%(9)               1.62%(9)              2%        1.02%(9)
    15.52               18.89%              341,685            1.02%                  0.76%                17%        1.02%
    13.43               36.54%              249,650            1.02%                  0.48%                16%        1.03%
    10.97               (7.35)%             100,024            0.95%(9)               0.05%(9)              9%        1.03%(9)
    11.84               15.18%              114,946            0.95%                  1.17%                28%        1.00%
    10.86               14.39%              136,141            0.92%(9)               0.81%(9)             20%        1.17%(9)


    13.42               (6.01)%             645,764            1.77%(9)               0.87%(9)              2%        1.77%(9)
    15.17               18.07%              604,460            1.77%                  0.01%                17%        1.77%
    13.21               34.98%              263,911            1.77%                 (0.27)%               16%        1.78%
    10.85               (7.58)%             155,064            1.70%(9)              (0.70)%(9)             9%        1.78%(9)
    11.74               14.44%              169,269            1.70%                  0.40%                28%        1.74%
    10.80               13.59%              158,697            1.67%(9)               0.06%(9)             20%        1.92%(9)



$   12.31               (2.90)%            $387,910            1.02%(9)               2.74%(9)              3%        1.02%(9)
    13.55               15.11%              391,655            1.03%                  2.05%                22%        1.03%
    12.22               25.16%              333,639            1.03%                  1.66%                39%        1.04%
    11.02               (4.85)%              93,491            0.95%(9)               1.22%(9)              3%        1.02%(9)
    11.63               14.32%              101,726            0.95%                  2.14%                29%        1.00%
    10.95               15.02%              109,421            0.92%(9)               2.48%(9)             46%        1.17%(9)


    12.29               (3.34)%             617,787            1.77%(9)               1.99%(9)              3%        1.77%(9)
    13.54               14.26%              549,849            1.77%                  1.31%                22%        1.77%
    12.21               24.22%              237,438            1.77%                  0.92%                39%        1.78%
    11.02               (5.09)%             110,626            1.70%(9)               0.47%(9)              3%        1.77%(9)
    11.63               13.47%              114,944            1.70%                  1.39%                29%        1.75%
    10.95               14.23%               99,821            1.67%(9)               1.73%(9)             46%        1.92%(9)

See Notes to Financial Statements.

FINANCIAL Highlights

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                      INCOME FROM INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                      ---------------------------------  ----------------------------------------------------------
                                                                                                                 DISTRI-
                                                   NET REALIZED                                                  BUTIONS
                                                      AND                           DISTRIBUTIONS               IN EXCESS
                             NET                   UNREALIZED            DIVIDENDS    IN EXCESS DISTRIBUTIONS    FROM NET
                         ASSET VALUE,     NET     GAIN/(LOSS) TOTAL FROM  FROM NET      OF NET     FROM          REALIZED   TOTAL
                          BEGINNING    INVESTMENT     ON      INVESTMENT INVESTMENT  INVESTMENT NET REALIZED     CAPITAL    DISTRI-
                          OF PERIOD      INCOME   INVESTMENTS OPERATIONS  INCOME       INCOME   CAPITAL GAINS     GAINS     BUTIONS
                          ---------      ------   ----------------------  ------       ------   -------------     -----     -------
CONSERVATIVE BALANCED PORTFOLIO
Class A
04/30/01 (unaudited)     $   9.96    $   0.18(6) $  (0.18)   $   0.00(7) $  (0.20)   $  (0.07)   $   --          --      $  (0.27)
10/31/00                     9.94        0.51(6)     0.02(8)     0.53       (0.50)       --         (0.01)      (0.00)(7)   (0.51)
10/31/99                    10.25        0.56       (0.27)       0.29       (0.57)      (0.01)      (0.02)       --         (0.60)
10/31/98(4)                 10.34        0.19       (0.09)       0.10       (0.19)       --          --          --         (0.19)
06/30/98                    10.13        0.64        0.22        0.86       (0.65)      (0.00)(7)    --          --         (0.65)
06/30/97(5)                 10.00        0.58(6)     0.14(8)     0.72       (0.58)      (0.01)      (0.00)(7)    --         (0.59)
Class B
04/30/01 (unaudited)         9.96        0.14(6)    (0.18)      (0.04)      (0.16)      (0.07)       --         --          (0.23)
10/31/00                     9.94        0.44(6)     0.02(8)     0.46       (0.43)       --         (0.01)      (0.00)(7)   (0.44)
10/31/99                    10.25        0.50       (0.29)       0.21       (0.49)      (0.01)      (0.02)       --         (0.52)
10/31/98(4)                 10.34        0.16       (0.09)       0.07       (0.16)       --          --          --         (0.16)
06/30/98                    10.13        0.56        0.22        0.78       (0.57)      (0.00)(7)    --          --         (0.57)
06/30/97(5)                 10.00        0.51(6)     0.14(8)     0.65       (0.51)      (0.01)      (0.00)(7)    --         (0.52)
FLEXIBLE INCOME PORTFOLIO
Class A
04/30/01 (unaudited)     $  11.06    $   0.25(6) $   0.06)   $   0.19    $  (0.26)   $  (0.05)   $  (0.19)       --      $  (0.50)
10/31/00                    10.75        0.47(6)     0.42        0.89       (0.55)       --         (0.03)       --         (0.58)
10/31/99                    10.63        0.40(6)     0.57(8)     0.97       (0.48)      (0.00)(7)   (0.37)       --         (0.85)
10/31/98(4)                 10.79        0.12       (0.15)      (0.03)      (0.13)       --          --          --         (0.13)
06/30/98                    10.57        0.45        0.67        1.12       (0.45)      (0.21)      (0.24)       --         (0.90)
06/30/97(5)                 10.00        0.43(6)     0.70        1.13       (0.43)      (0.13)      (0.00)(7)    --         (0.56)
Class B
04/30/01 (unaudited)        11.06        0.21(6)    (0.06)       0.15       (0.22)      (0.05)      (0.19)       --         (0.46)
10/31/00                    10.75        0.39(6)     0.42        0.81       (0.47)       --         (0.03)       --         (0.50)
10/31/99                    10.63        0.33(6)     0.56(8)     0.89       (0.40)      (0.00)(7)   (0.37)       --         (0.77)
10/31/98(4)                 10.79        0.10       (0.16)      (0.06)      (0.10)       --          --          --         (0.10)
06/30/98                    10.57        0.31        0.73        1.04       (0.37)      (0.21)      (0.24)       --         (0.82)
06/30/97(5)                 10.00        0.38(6)     0.68        1.06       (0.38)      (0.11)      (0.00)(7)    --         (0.49)

---------------------------
(1) Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges.
    The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(2) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(3) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(4) Fiscal year end changed to October 31 from June 30.
(5) The Portfolio's Class A and Class B shares commenced operations on July 25, 1996.
(6) Per share numbers have been calculated using the average shares method.
(7) Amount represents less than $0.01 per share.
(8) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.
(9) Annualized.

See Notes to Financial Statements.


                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                       --------------------------------------------------------------------------------------------
                                                                                                               RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                                WAIVERS, EXPENSES
                                                              RATIO OF          RATIO OF                            REIMBURSED
                                                              OPERATING       NET INVESTMENT                        AND/OR FEES
          NET                            NET ASSETS,         EXPENSES TO        INCOME TO         PORTFOLIO      REDUCED BY CREDITS
      ASSET VALUE,                      END OF PERIOD        AVERAGE NET       AVERAGE NET         TURNOVER        ALLOWED BY THE
     END OF PERIOD      TOTAL RETURN(1)   (IN 000'S)         ASSETS(2)(3)        ASSETS              RATE           CUSTODIAN(2)
     -------------      ---------------   ----------         ------------        ------              ----           ------------


       $  9.69              0.03%         $  7,575              1.29%(9)          3.67%(9)             0%             1.29%(9)
          9.96              5.52%            4,557              1.32%             5.16%               59%             1.32%
          9.94              2.89%            7,297              1.00%             5.57%               51%             1.24%
         10.25              0.96%            7,611              0.95%(9)          5.40%(9)            22%             1.53%(9)
         10.34              8.71%            7,793              0.95%             6.23%               14%             1.25%
         10.13              7.38%           13,410              0.93%(9)          6.09%(9)            56%             1.65%(9)


          9.69             (0.32)%          20,688              2.01%(9)          2.95%(9)             0%             2.01%(9)
          9.96              4.76%           10,947              2.04%             4.44%               59%             2.04%
          9.94              2.05%           13,443              1.74%             4.83%               51%             1.98%
         10.25              0.70%            5,698              1.70%(9)          4.65%(9)            22%             2.28%(9)
         10.34              7.90%            4,084              1.70%             5.48%               14%             2.01%
         10.13              6.63%            4,537              1.68%(9)          5.34%(9)            56%             2.40%(9)



       $ 10.75              1.82%         $113,600              1.05%(9)          4.73%(9)             3%             1.05%(9)
         11.06              8.56%          129,386              1.06%             4.28%               27%             1.06%
         10.75              9.39%          194,404              1.00%             3.86%               31%             1.06%
         10.63             (0.26)%           9,766              0.95%(9)          3.62%(9)            15%             1.37%(9)
         10.79             11.07%            8,808              0.95%             4.07%               24%             1.23%
         10.57             11.58%           12,613              0.92%(9)          4.95%(9)            54%             1.67%(9)


         10.75              1.45%          109,758              1.79%(9)          3.99%(9)             3%             1.79%(9)
         11.06              7.76%           77,238              1.80%             3.54%               27%             1.80%
         10.75              8.60%           46,821              1.75%             3.11%               31%             1.81%
         10.63             (0.51)%          11,142              1.70%(9)          2.87%(9)            15%             2.12%(9)
         10.79             10.24%            7,684              1.70%             3.32%               24%             1.98%
         10.57             10.80%            7,385              1.67%(9)          4.20%(9)            54%             2.42%(9)

See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

STRATEGIC GROWTH PORTFOLIO

APRIL 30, 2001 (UNAUDITED)

     SHARES                                           VALUE
---------------------                             ---------------
INVESTMENT COMPANY SECURITIES- 99.2%
  3,368,637  WM Equity Income Fund ............    $ 52,112,817
  3,828,565  WM Growth Fund ...................      81,433,587
  1,401,285  WM Growth Fund of the Northwest ..      43,257,653
  7,247,595  WM Growth & Income Fund ..........     184,451,289
  3,637,370  WM High Yield Fund ...............      28,698,852
  4,824,436  WM International Growth Fund .....      46,748,789
  4,660,200  WM Mid Cap Stock Fund ............      65,569,008
  2,302,510  WM Small Cap Stock Fund ..........      40,409,048
                                                   ------------
             Total Investment Company
               Securities
               (Cost $560,935,302) ............     542,681,043
                                                   ------------

    PRINCIPAL
     AMOUNT
----------------
REPURCHASE AGREEMENT- 0.3%
     (Cost $1,940,000)
$  1,940,000   Agreement with Goldman Sachs
               & Company, 4.370% dated
               04/30/2001, to be repurchased
               at $1,940,235 on 05/01/2001,
               collateralized by $1,454,119 U.S.
               Treasury Bonds, having various
               interest rates and maturities
               (Market Value $1,977,893)              1,940,000
                                                   ------------
TOTAL INVESTMENTS
  (Cost $562,875,302*) ..............      99.5%    544,621,043
OTHER ASSETS AND LIABILITIES
  (NET) .............................       0.5       2,602,070
                                          -----    ------------
NET ASSETS ..........................     100.0%   $547,223,113
                                          =====    ============
---------
*  Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO

APRIL 30, 2001 (UNAUDITED)

     SHARES                                           VALUE
---------------------                             ---------------
INVESTMENT COMPANY SECURITIES- 99.7%
  5,213,366  WM Equity Income Fund ............    $ 80,650,776
  5,299,905  WM Growth Fund ...................     112,728,975
  2,079,340  WM Growth Fund of the Northwest ..      64,189,236
 12,153,622  WM Growth & Income Fund ..........     309,309,668
  6,313,508  WM High Yield Fund ...............      49,813,577
 12,210,138  WM Income Fund ...................     110,623,846
  6,216,305  WM International Growth Fund .....      60,235,996
  5,772,672  WM Mid Cap Stock Fund ............      81,221,500
  2,736,265  WM Small Cap Stock Fund ..........      48,021,445
  5,142,380  WM U.S. Government Securities Fund      55,589,125
                                                   ------------
             Total Investment Company
               Securities
                (Cost $948,536,174) ...........     972,384,144
                                                   ------------

    PRINCIPAL
     AMOUNT
----------------
REPURCHASE AGREEMENT- 0.2%
     (Cost $2,221,000)
$  2,221,000   Agreement with Goldman Sachs
               & Company, 4.370% dated
               04/30/2001, to be repurchased
               at $2,221,270 on 05/01/2001,
               collateralized by $1,664,741 U.S.
               Treasury Bonds, having various
               interest rates and maturities
               (Market Value $2,264,382)              2,221,000
                                                   ------------
TOTAL INVESTMENTS
  (Cost $950,757,174*) ................    99.9%    974,605,144
OTHER ASSETS AND LIABILITIES
  (NET) ...............................     0.1         861,873
                                          -----    ------------
NET ASSETS ............................   100.0%   $975,467,017
                                          =====    ============
---------
*  Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

BALANCED PORTFOLIO

APRIL 30, 2001 (UNAUDITED)

     SHARES                                           VALUE
---------------------                             ---------------
  4,873,632  WM Equity Income Fund ............    $  75,395,082
  2,821,164  WM Growth Fund ...................       60,006,163
  1,655,937  WM Growth Fund of the Northwest ..       51,118,764
  9,606,834  WM Growth & Income Fund ..........      244,493,934
  6,253,126  WM High Yield Fund ...............       49,337,162
 16,766,089  WM Income Fund ...................      151,900,766
  4,098,980  WM International Growth Fund .....       39,719,112
  4,140,069  WM Mid Cap Stock Fund ............       58,250,777
 29,293,323  WM Short Term Income Fund ........       68,839,310
  1,930,109  WM Small Cap Stock Fund ..........       33,873,408
 15,314,924  WM U.S. Government Securities Fund      165,554,330
                                                   -------------
             Total Investment Company
               Securities
               (Cost $986,886,368) ............      998,488,808
                                                   -------------

    PRINCIPAL
     AMOUNT
----------------
REPURCHASE AGREEMENT- 0.8%
     (Cost $7,731,000)
$  7,731,000   Agreement with Goldman Sachs
               & Company, 4.370% dated
               04/30/2001, to be repurchased
               at $7,731,938 on 05/01/2001,
               collateralized by $5,794,739 U.S.
               Treasury Bonds, having various
               interest rates and maturities
               (Market Value $7,882,007)                7,731,000
                                                   --------------
TOTAL INVESTMENTS
  (Cost $994,617,368*)                    100.1%    1,006,219,808
OTHER ASSETS AND LIABILITIES
  (NET)                                    (0.1)         (522,299)
                                          -----    --------------
NET ASSETS ..........................     100.0%   $1,005,697,509
                                          =====    ==============
----------
*  Aggregate cost for federal tax purposes.

CONSERVATIVE BALANCED PORTFOLIO

APRIL 30, 2001 (UNAUDITED)

     SHARES                                           VALUE
---------------------                             ---------------
INVESTMENT COMPANY SECURITIES- 96.8%
  91,621  WM Equity Income Fund ...............    $  1,417,375
  52,541  WM Growth Fund ......................       1,117,547
  27,771  WM Growth Fund of the Northwest .....         857,293
 190,362  WM Growth & Income Fund .............       4,844,718
 200,005  WM High Yield Fund ..................       1,578,038
 823,020  WM Income Fund ......................       7,456,565
  45,589  WM International Growth Fund ........         441,758
  74,396  WM Mid Cap Stock Fund ...............       1,046,751
 991,852  WM Short Term Income Fund ...........       2,330,852
  28,705  WM Small Cap Stock Fund .............         503,780
 533,211  WM U.S. Government Securities Fund ..       5,764,007
                                                   ------------
          Total Investment Company
            Securities
            (Cost $27,941,248) ................      27,358,684
                                                   ------------

    PRINCIPAL
     AMOUNT
----------------
REPURCHASE AGREEMENT- 2.1%
     (Cost $594,000)
$    594,000   Agreement with Goldman Sachs
               & Company, 4.370% dated
               04/30/2001, to be repurchased
               at $594,072 on 05/01/2001,
               collateralized by $445,230 U.S.
               Treasury Bonds, having various
               interest rates and maturities
               (Market Value $605,602) ........         594,000
                                                   ------------
TOTAL INVESTMENTS
  (Cost $28,535,248*) ...............      98.9%     27,952,684
OTHER ASSETS AND LIABILITIES
  (NET) .............................       1.1         310,244
                                          -----    ------------
NET ASSETS ..........................     100.0%   $ 28,262,928
                                          =====    ============
------------
*  Aggregate cost for federal tax purposes.

See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

FLEXIBLE INCOME PORTFOLIO

APRIL 30, 2001 (UNAUDITED)

     SHARES                                           VALUE
---------------------                             ---------------
INVESTMENT COMPANY SECURITIES- 100.3%
   488,389  WM Equity Income Fund .............    $  7,555,380
   196,607  WM Growth Fund ....................       4,181,827
   114,617  WM Growth Fund of the Northwest ...       3,538,237
 1,051,536  WM Growth & Income Fund ...........      26,761,596
 1,839,702  WM High Yield Fund ................      14,515,246
 7,683,154  WM Income Fund ....................      69,609,374
   465,791  WM Mid Cap Stock Fund .............       6,553,683
12,833,642  WM Short Term Income Fund .........      30,159,058
   153,022  WM Small Cap Stock Fund ...........       2,685,532
 5,410,887  WM U.S. Government Securities Fund       58,491,689
                                                   ------------
            Total Investment Company
              Securities
              (Cost $225,424,307) .............     224,051,622
                                                   ------------

    PRINCIPAL
     AMOUNT
----------------
REPURCHASE AGREEMENT- 0.6%
     (Cost $1,216,000)
$  1,216,000   Agreement with Goldman Sachs
               & Company, 4.370% dated
               04/30/2001, to be repurchased
               at $1,216,148 on 05/01/2001,
               collateralized by $911,448 U.S.
               Treasury Bonds, having various
               interest rates and maturities
               (Market Value $1,239,752) ......       1,216,000
                                                   ------------
TOTAL INVESTMENTS
  (Cost $226,640,307*) ..............     100.9%    225,267,622
OTHER ASSETS AND LIABILITIES
  (NET) .............................      (0.9)     (1,909,309)
                                          -----    ------------
NET ASSETS ..........................     100.0%   $223,358,313
                                          =====    ============
--------------
*  Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1.  ORGANIZATION AND BUSINESS

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a business entity commonly known as a "Limited Liability Company." The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios; the Strategic Growth, Conservative Growth, Balanced, Conservative Balanced (formerly known as the "Income Portfolio") and the Flexible Income Portfolios (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios offers two classes of shares: Class A shares and Class B shares. Class A shares are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge. Class B shares are subject to a CDSC if redeemed within five years from the date of purchase.

Each of the Portfolios invests, within certain percentage ranges, in Class I shares of certain underlying funds in the WM Group of Funds (collectively, the "Underlying Funds"). Each Portfolio typically allocates its assets, within determined percentage ranges, among the Underlying Funds. The percentages reflect the extent to which each Portfolio can invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Portfolio. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less at the time of purchase are valued at amortized cost.

REPURCHASE AGREEMENTS:

Each Portfolio may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts accreted less premiums amortized. The LLC has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, which is effective for fiscal years beginning after December 15, 2000. The LLC is required to amortize market premiums and accrete market discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolios. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the Portfolio's classes of shares based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Balanced Portfolio, Conservative Balanced Portfolio and Flexible Income Portfolio are declared daily and paid monthly. Dividends from the net investment income of the Conservative Growth Portfolio are declared and paid quarterly. Dividends from the net investment income of the Strategic Growth Portfolio are declared and paid semi-annually. Distributions of any net long-term capital gains earned by a Portfolio are made annually. Distributions of any net short-term capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the LLC are allocated to all the Portfolios based upon the relative net assets of each Portfolio except printing and postage expenses, which are allocated to all the Portfolios based upon the relative number of shareholder accounts of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the LLC. As investment advisor to the Portfolios, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.65% of each Portfolio's average daily net assets. WM Shareholder Services, Inc., an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to the Portfolios at no additional fee. WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Portfolios. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.61 for both Class A and Class B shareholder accounts with the exception of the Flexible Income Portfolio, which is $1.80.

Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2001 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC for serving as an officer or Trustee of the LLC. The LLC, together with other Trusts advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended in person and $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $1,000 per committee meeting attended. The members of each committee receive an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the LLC's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees who have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to plan participants are paid solely out of the LLC's assets.

5. DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and B shares of the Portfolios. For the six months ended April 30, 2001, the Distributor and WM Financial Services, Inc. ("WMFS") received $3,273,971 and $4,690, respectively, representing commissions (front end sales charges) on Class A shares. In addition, the Distributor and WMFS received $17,060,846 and $8,819, respectively, representing CDSC fees from Class B shares.

Each of the Portfolios has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one for the Class A shares ("Class A Plan") and one for the Class B shares ("Class B Plan"). Under the Class A and Class B Plans, the Distributor is to be paid a shareholder service fee at an annual rate of 0.25% of the average daily net assets of each class of shares. In addition, under the Class B Plan, the Distributor is to be paid an annual distribution fee of up to 0.75% of the average daily net assets of the Class B shares of each Portfolio for activities primarily intended to result in the sale of Class B shares for the Portfolios.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2001 were as follows:

NAME OF PORTFOLIO                            PURCHASES                SALES
-----------------                            ---------                -----
Strategic Growth Portfolio                  $119,549,971            $ 2,756,000
Conservative Growth Portfolio                170,346,494             19,100,000
Balanced Portfolio                           169,314,465             24,900,000
Conservative Balanced Portfolio               12,952,289                 --
Flexible Income Portfolio                     29,567,212              6,360,000

At April 30, 2001, aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value were as follows:

                                             TAX BASIS              TAX BASIS
                                            UNREALIZED             UNREALIZED
NAME OF PORTFOLIO                          APPRECIATION           DEPRECIATION
-----------------                          ------------           ------------
Strategic Growth Portfolio                   $23,736,041            $41,990,300
Conservative Growth Portfolio                 65,608,417             41,760,447
Balanced Portfolio                            43,689,162             32,086,722
Conservative Balanced Portfolio                  417,397                999,961
Flexible Income Portfolio                      3,957,219              5,329,904

7.  SHARES OF BENEFICIAL INTEREST

The LLC may issue an unlimited number of shares of beneficial interest, each without par value.

8.  ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Portfolios, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption.

9.  RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks. The Strategic Growth Portfolio can invest as much as 50% of its total assets in the WM Growth Fund, 50% of its total assets in the WM Small Cap Stock Fund and 25% of its total assets in the WM High Yield Fund, each of which Underlying Funds may invest as much as 35% (100% in the case of the High Yield Fund) of its total assets in lower-rated bonds. Securities rated below investment grade generally involve greater price volatility and risk of principal and income and may be less liquid than higher rated securities.

The Strategic Growth Portfolio may invest as much as 50% of its total assets in the WM Growth or WM Small Cap Stock Funds, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. The Strategic Growth Portfolio may invest as much as 50% of its total assets in the WM International Growth Fund, which invests primarily in foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging market countries. These investments will subject the Portfolio to risks associated with investing in foreign securities, including those resulting from adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

                      This page left blank intentionally.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by
WM Funds Distributor, Inc.
Member NASD


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